Lease Commitments and Total Rental Expense	12 Months Ended
Sep. 30, 2014
Lease Commitments and Total Rental Expense [Abstract]
Lease Commitments and Total Rental Expense

Note 10—Lease Commitments and Total Rental Expense

The Company leases five locations under long-term operating leases. Future minimum lease payments by year and in the aggregate, under non-cancellable operating leases with initial or remaining terms of one year or more, consisted of the following at September 30, 2014 (in thousands):

Years ending September 30,
2015	$577
2016	500
2017	503
2018	375
2019	279
Thereafter	1,528
$3,762

The total rental expense and related charges for all leases for the years ended September 30, 2014 and 2013 was $797,000 and $786,000, respectively.